Remuneration and other benefits paid to Banco Santander’s directors and senior managers - Schedule of funds and pension plans of senior management (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Senior management
Disclosure of transactions between related parties [line items]
Pension funds: Endowments and/or contributions	€ 2,708	€ 2,376
Pension funds: Accumulated rights	53,863	59,672
Remunerations received as endowments and/or contributions to pension funds by members of the senior management who ceased in their functions	0	168
Retired senior management
Disclosure of transactions between related parties [line items]
Pension funds: Accumulated rights	€ 73,141	€ 83,485